Property And Equipment (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Property And Equipment Details
Vehicles	$ 29,598	$ 112,817
Furniture and Equipment	41,042	343
Personal computer book value	3,315	1,170
Subtotal	73,955	114,330
Less Accumulated Depreciation	25,822	22,122
Total	$ 48,133	$ 92,208